Acquired Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 13, 2023	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted Average Life		5 years	9 years
Marketing-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted Average Life		10 years	10 years
Technology-based
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted Average Life		5 years	9 years
Customer-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Weighted Average Life		0 years	0 years
Activision Blizzard, Inc.
Intangible Asset, Acquired, Finite-Lived [Line Items]
Fair value of intangible assets acquired	$ 21,969
Weighted Average Life	15 years
Activision Blizzard, Inc. | Marketing-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Fair value of intangible assets acquired	$ 11,619
Weighted Average Life	24 years
Activision Blizzard, Inc. | Technology-based
Intangible Asset, Acquired, Finite-Lived [Line Items]
Fair value of intangible assets acquired	$ 9,689
Weighted Average Life	4 years
Activision Blizzard, Inc. | Customer-related
Intangible Asset, Acquired, Finite-Lived [Line Items]
Fair value of intangible assets acquired	$ 661
Weighted Average Life	4 years